Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI EAFE ETF(a)	48,609,047	$3,336,524,986

Total Investment Companies — 99.8%
(Cost: $3,420,636,718)		3,336,524,986

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	19,950,000	19,950,000

Total Short-Term Investments — 0.6%
(Cost: $19,950,000)		19,950,000

Total Investments in Securities — 100.4%
(Cost: $3,440,586,718)		3,356,474,986

Other Assets, Less Liabilities — (0.4)%		(12,810,759)

Net Assets — 100.0%		$3,343,664,227

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$19,950,000	(a)	$—	$—	$—	$19,950,000	19,950,000	$3,677	$—
iShares MSCI EAFE ETF	2,837,556,835	1,380,286,415		(402,406,434)	35,213,783	(514,125,613)	3,336,524,986	48,609,047	62,932,716	—
					$35,213,783	$(514,125,613)	$3,356,474,986		$62,936,393	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	613,945,000	USD	87,071,367	SSB	05/04/22	$1,133
EUR	975,971,000	USD	1,029,634,765	BNP	05/04/22	5,810
GBP	398,472,000	USD	500,281,596	HSBC	05/04/22	777,177
GBP	405,000	USD	507,999	MS	05/04/22	1,268
ILS	48,992,000	USD	14,662,337	SSB	05/04/22	11,104
SEK	1,113,000	USD	113,033	CITI	05/04/22	316
USD	280,180	AUD	373,000	BNP	05/04/22	16,633
USD	259,327,863	AUD	345,224,000	JPM	05/04/22	15,406,294
USD	978,532	AUD	1,314,000	MS	05/04/22	50,112
USD	20,918,889	AUD	27,847,000	SSB	05/04/22	1,243,305
USD	366,938,231	CHF	337,378,000	MS	05/04/22	20,094,316
USD	776,114	DKK	5,237,000	BOA	05/04/22	33,379

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	233,387	DKK	1,598,000	HSBC	05/04/22	$6,751
USD	180,929	DKK	1,217,000	MS	05/04/22	8,328
USD	91,652,543	DKK	612,225,000	SSB	05/04/22	4,823,981
USD	1,089,609,303	EUR	978,425,000	BNP	05/04/22	57,379,780
USD	2,643,514	EUR	2,440,000	JPM	05/04/22	69,336
USD	2,124,121	EUR	1,921,000	MS	05/04/22	97,484
USD	22,629,226	EUR	20,320,000	SSB	05/04/22	1,191,810
USD	1,609,600	EUR	1,485,000	UBS	05/04/22	42,939
USD	516,819,910	GBP	392,595,000	BNY	05/04/22	23,151,173
USD	807,533	GBP	620,000	BSCH	05/04/22	27,914
USD	1,033,288	GBP	788,000	HSBC	05/04/22	42,418
USD	803,866	GBP	618,000	JPM	05/04/22	26,761
USD	11,535,663	GBP	8,766,000	SSB	05/04/22	512,852
USD	139,853	HKD	1,097,000	HSBC	05/04/22	54
USD	606,635	HKD	4,751,000	IBC	05/04/22	1,181
USD	94,618,396	HKD	740,810,000	JPM	05/04/22	211,616
USD	186,929	HKD	1,464,000	MS	05/04/22	361
USD	235,998	HKD	1,850,000	SSB	05/04/22	239
USD	14,948,665	ILS	47,684,000	BNP	05/04/22	666,980
USD	23,440	ILS	76,000	HSBC	05/04/22	677
USD	615,709	ILS	1,965,000	SSB	05/04/22	27,178
USD	15,176	ILS	49,000	TNTC	05/04/22	500
USD	23,166	ILS	75,000	UBS	05/04/22	703
USD	24,802,190	NOK	216,945,000	BNY	05/04/22	1,672,162
USD	120,208	NOK	1,059,000	CITI	05/04/22	7,301
USD	465,191	NOK	4,096,000	JPM	05/04/22	28,488
USD	1,549,904	NOK	13,558,000	SSB	05/04/22	104,391
USD	60,954	NZD	88,000	CBA	05/04/22	4,141
USD	6,986,931	NZD	10,050,000	HSBC	05/04/22	498,631
USD	10,091	NZD	15,000	JPM	05/04/22	407
USD	13,830	NZD	20,000	SSB	05/04/22	918
USD	10,099	NZD	15,000	SSB	05/04/22	415
USD	240,328	SEK	2,249,000	BNP	05/04/22	11,287
USD	121,330,385	SEK	1,130,144,000	BNY	05/04/22	6,235,530
USD	304,768	SEK	2,894,000	CITI	05/04/22	10,041
USD	179,319	SEK	1,721,000	JPM	05/04/22	4,051
USD	4,036,129	SEK	37,595,000	SSB	05/04/22	207,421
USD	39,573,934	SGD	53,565,000	BNP	05/04/22	841,514
USD	81,808	SGD	111,000	BSCH	05/04/22	1,545
USD	41,900	SGD	57,000	MS	05/04/22	684
USD	2,432,421	SGD	3,293,000	SSB	05/04/22	51,279
USD	729,449,508	JPY	88,485,362,000	JPM	05/06/22	47,612,776
USD	3,683,165	JPY	462,228,000	MS	05/06/22	121,400
USD	751,670	JPY	92,986,000	RBS	05/06/22	35,153
USD	58,813,278	JPY	7,134,380,000	SSB	05/06/22	3,838,283
USD	263,167,476	AUD	370,122,000	BNP	06/03/22	1,512,318
USD	6,082,954	AUD	8,580,000	CITI	06/03/22	17,383
USD	8,487,792	AUD	11,937,000	SSB	06/03/22	49,013
USD	357,882,048	CHF	346,898,000	MS	06/03/22	747,869
USD	32,424	DKK	228,000	HSBC	06/03/22	48

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,280,326	EUR	19,172,000	MS	06/03/22	$28,420
USD	9,359,093	EUR	8,860,000	SSB	06/03/22	33
USD	719,919,440	JPY	93,189,324,000	HSBC	06/03/22	1,196,607
USD	24,753,705	JPY	3,203,022,000	SSB	06/03/22	50,392
USD	25,992,540	NOK	242,160,000	SSB	06/03/22	173,225
USD	68,674	NOK	642,000	UBS	06/03/22	223
USD	116,408	NZD	180,000	HSBC	06/03/22	194
USD	6,585,950	NZD	10,147,000	SSB	06/03/22	34,744
USD	233,925	SEK	2,287,000	CITI	06/03/22	845
USD	117,842,836	SEK	1,153,239,000	SSB	06/03/22	310,444
USD	464,703	SGD	642,000	BNP	06/03/22	509
USD	41,670,311	SGD	57,547,000	SSB	06/03/22	61,330
USD	10,734,594	GBP	8,525,000	SSB	06/06/22	15,051
USD	96,466,418	HKD	756,387,000	SSB	06/06/22	7,308
						191,425,637
AUD	370,122,000	USD	263,030,901	BNP	05/04/22	(1,517,394)
AUD	565,000	USD	421,613	BOA	05/04/22	(22,407)
AUD	377,000	USD	268,556	HSBC	05/04/22	(2,182)
AUD	879,000	USD	658,048	MS	05/04/22	(36,982)
AUD	1,318,000	USD	985,059	SSB	05/04/22	(53,813)
AUD	1,497,000	USD	1,129,623	UBS	05/04/22	(71,902)
CHF	337,378,000	USD	348,013,357	MS	05/04/22	(1,169,442)
DKK	3,789,000	USD	557,872	BOA	05/04/22	(20,498)
DKK	1,918,000	USD	279,401	CBA	05/04/22	(7,381)
DKK	625,000	USD	88,696	HSBC	05/04/22	(55)
EUR	19,391,000	USD	21,471,168	BOA	05/04/22	(1,013,838)
EUR	3,919,000	USD	4,302,674	CSI	05/04/22	(168,164)
EUR	962,000	USD	1,015,810	HSBC	05/04/22	(909)
EUR	1,448,000	USD	1,575,740	JPM	05/04/22	(48,113)
EUR	2,900,000	USD	3,142,008	MS	05/04/22	(82,535)
GBP	202,000	USD	264,136	CITI	05/04/22	(10,131)
GBP	612,000	USD	797,587	JPM	05/04/22	(28,028)
GBP	1,227,000	USD	1,594,944	RBS	05/04/22	(52,053)
GBP	2,469,000	USD	3,238,687	UBS	05/04/22	(134,042)
HKD	376,000	USD	47,999	BNP	05/04/22	(82)
HKD	2,988,000	USD	381,467	BOA	05/04/22	(684)
HKD	718,000	USD	91,518	HSBC	05/04/22	(18)
HKD	744,776,000	USD	94,923,113	SSB	05/04/22	(10,917)
HKD	1,114,000	USD	142,133	TDB	05/04/22	(168)
ILS	271,000	USD	84,439	BOA	05/04/22	(3,273)
ILS	197,000	USD	61,027	HSBC	05/04/22	(2,024)
ILS	389,000	USD	121,931	UBS	05/04/22	(5,422)
NOK	353,000	USD	38,655	CITI	05/04/22	(1,019)
NOK	715,000	USD	81,466	HSBC	05/04/22	(5,235)
NOK	1,298,000	USD	148,885	JPM	05/04/22	(10,496)
NOK	233,292,000	USD	25,040,500	SSB	05/04/22	(167,605)
NZD	20,000	USD	13,731	BOA	05/04/22	(819)
NZD	40,000	USD	27,807	JPM	05/04/22	(1,983)
NZD	30,000	USD	20,557	MS	05/04/22	(1,188)
NZD	10,088,000	USD	6,555,479	SSB	05/04/22	(42,646)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	10,000	USD	6,542	UBS	05/04/22	$(86)
SEK	583,000	USD	61,903	HSBC	05/04/22	(2,530)
SEK	22,412,000	USD	2,388,029	JPM	05/04/22	(105,571)
SEK	3,412,000	USD	358,582	MS	05/04/22	(11,101)
SEK	1,147,083,000	USD	117,148,920	SSB	05/04/22	(328,983)
SGD	56,000	USD	40,553	CITI	05/04/22	(60)
SGD	85,000	USD	62,348	HSBC	05/04/22	(885)
SGD	226,000	USD	166,573	JPM	05/04/22	(3,154)
SGD	56,464,000	USD	40,892,808	SSB	05/04/22	(64,145)
SGD	167,000	USD	122,399	UBS	05/04/22	(1,642)
SGD	28,000	USD	20,595	WBC	05/04/22	(349)
JPY	465,987,000	USD	3,763,813	BNP	05/06/22	(173,083)
JPY	2,061,313,000	USD	16,963,054	BNY	05/06/22	(1,079,309)
JPY	184,851,000	USD	1,489,768	BOA	05/06/22	(65,372)
JPY	93,189,324,000	USD	719,275,425	HSBC	05/06/22	(1,191,633)
JPY	273,481,000	USD	2,183,134	MS	05/06/22	(75,787)
USD	91,890,986	DKK	647,124,000	SSB	06/03/22	(499)
USD	1,030,939,639	EUR	975,971,000	BNP	06/03/22	(5,123)
USD	421,774	ILS	1,406,000	HSBC	06/03/22	(30)
USD	15,164,338	ILS	50,589,000	SSB	06/03/22	(12,496)
HKD	7,173,000	USD	914,866	SSB	06/06/22	(121)
USD	500,270,837	GBP	398,472,000	HSBC	06/06/22	(777,576)
USD	22,688,763	GBP	18,072,000	SSB	06/06/22	(35,410)
						(8,628,393)
	Net unrealized appreciation			.	.	$182,797,244

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,336,524,986	$—	$—	$3,336,524,986
Money Market Funds	19,950,000	—	—	19,950,000
	$3,356,474,986	$—	$—	$3,356,474,986
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$191,425,637	$—	$191,425,637
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8,628,393)	—	(8,628,393)
	$—	$182,797,244	$—	$182,797,244

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British und
HKD	Hong Kong Dollar
ILS	Israeli Shekel

JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar